Income taxes (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income taxes	₨ 71,870	$ 862	₨ 60,367	₨ 32,298
Enacted tax rate in India	25.17%	25.17%	34.94%	34.94%
Computed expected tax expense	₨ 18,090		₨ 21,092	₨ 11,285
Effect of:
Differences between Indian and foreign tax rates	(749)		(3,807)	(427)
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)	(817)		(757)	97
Expenses not deductible for tax purposes	612		201	208
Income exempt from income taxes	(39)		(769)	(1,619)
Foreign exchange differences	(89)		(204)	(55)
Tax expense on distributed/undistributed earnings of subsidiary outside India	0		0	(220)
Income from sale of capital assets	(48)		(602)	(305)
Others	(774)		146	(234)
Tax expense/(benefit), net	₨ 16,186	$ 194	₨ 15,300	₨ 8,730
Effective tax rate	23.00%	23.00%	25.00%	27.00%